Operating Expenses - Schedule of Cost of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cost of Revenue [Line Items]
Cost of revenues	$ 21,548,566	$ 24,084,598	$ 27,092,577
Depreciation and amortization expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	8,152,978	9,322,334	8,456,349
Personnel expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	5,770,118	6,285,287	7,702,964
Rental vehicle maintenance and repair expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	2,565,236	2,286,401	3,412,207
Operating lease expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	1,434,503	2,210,841	3,390,748
Data cost expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	1,068,265	953,238	1,388,243
Transportation expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	530,462	302,459	118,561
Commission expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	384,060	293,411	327,227
Inventory provision expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	316,664	62,805
Rent Expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	288,865	307,326	154,905
Fuel Expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	251,703	440,159	771,863
Electricity expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	143,534	352,486	439,664
Office Expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	116,407	25,275	2,512
Service vehicle maintenance expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	62,668	146,034	236,760
Occupancy tax expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	59,591	105,280	111,153
Warehouse expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	29,627	85,205	109,796
Loss on disposal of assets [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues		331,491	143,527
Other [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	$ 373,885	$ 574,566	$ 326,098